Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

Note 12 — NET LOSS PER SHARE

The following table provides the computation of the basic and diluted net loss per share during the three and nine months ended September 30, 2025 and 2024 (in thousands, except share and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Numerator:
Net loss	$(4,029)	$(7,201)	$(12,432)	$(19,111)
Denominator:
Weighted average shares used in computing net loss per share, basic and diluted	851,090	681,634	781,461	573,300

Net loss per share, basic and diluted	$(4.73)	$(10.56)	$(15.91)	$(33.34)

The potential shares of common stock that were excluded from the computation of diluted net loss per share for the nine months ended September 30, 2025 and 2024 because including them would have been antidilutive are as follows:

	Nine Months Ended September 30,
	2025	2024
Shares subject to options to purchase common stock	69,741	75,511
Shares subject to restricted stock units	150,848	—
Shares subject to warrants to purchase common stock	329,322	335,523
Total	549,911	411,034

Note 12 — NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The following table computes the computation of the basic and diluted net loss per share attributable to common stockholders during the years ended December 31, 2024 and 2023 is as follows (in thousands, except share and per share data):

	Year Ended December 31,
	2024	2023
Numerator:
Net loss	$(23,727)	$(29,283)
Denominator:
Weighted average shares used in computing net loss per share, basic and diluted	602,333	307,969
Net loss per share, basic and diluted	$(39.39)	$(95.09)

The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the years ended December 31, 2024 and 2023 because including them would have been antidilutive are as follows:

	Year Ended December 31,
	2024	2023
Shares subject to options to purchase common stock	72,140	49,656
Shares subject to warrants to purchase common stock	335,523	31,728
Total	407,663	81,384

For the year ended December 31, 2024, pre-funded warrants of 20,994 shares are not included in in the table above as those warrants are already included in the calculation of weighted average shares used in computing net loss per share, basic and diluted. Pre-funded warrants were not present at December 31, 2023.